Auditors' Remuneration (Details) - Schedule of Audit and Review of Financial Statements - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Auditors Remuneration [Abstract]
- Audit and review of financial statements	[1]	$ 248,200	$ 246,400	$ 216,400
- Other audit services	[2]	95,500	52,000
Total auditors remuneration		$ 343,700	$ 298,400	$ 216,400

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2023 financial years. All services provided are considered audit services for the purpose of SEC classification.